PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 133,373
Derecognition	101
Values at end of year	161,733	$ 133,373
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	228,290	178,127
Additions related to business combinations (note 26.2)	1,323	1,581
Additions	53,159	51,380
Derecognition	1,530	2,846
Transfers	0	0
Translation	(407)	48
Values at end of year	280,835	228,290
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(94,917)	(77,100)
Additions	25,324	19,799
Derecognition	(1,429)	(2,009)
Translation	290	27
Values at end of year	$ (119,102)	$ (94,917)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 24,578
Values at end of year	37,476	$ 24,578
Computer equipment and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	66,602	50,332
Additions related to business combinations (note 26.2)	650	71
Additions	26,542	17,644
Derecognition	776	1,462
Transfers	1	0
Translation	(182)	17
Values at end of year	92,837	66,602
Computer equipment and software | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(42,024)	(32,647)
Additions	13,899	10,571
Derecognition	(746)	(1,216)
Translation	184	22
Values at end of year	(55,361)	(42,024)
Office fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	25,387
Values at end of year	$ 27,394	$ 25,387
Office fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Office fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Office fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 68,302	$ 51,568
Additions related to business combinations (note 26.2)	398	456
Additions	1,269	1,372
Derecognition	296	506
Transfers	8,667	15,454
Translation	(130)	(42)
Values at end of year	78,210	68,302
Office fixtures | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(42,915)	(36,601)
Additions	8,110	6,811
Derecognition	(286)	(460)
Translation	77	(37)
Values at end of year	$ (50,816)	$ (42,915)
Furniture and office supplies
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 5,732
Values at end of year	5,496	$ 5,732
Furniture and office supplies | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	14,207	10,084
Additions related to business combinations (note 26.2)	147	781
Additions	2,599	3,709
Derecognition	458	418
Transfers	(9)	0
Translation	(7)	51
Values at end of year	16,479	14,207
Furniture and office supplies | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(8,475)	(6,651)
Additions	2,896	2,073
Derecognition	(397)	(279)
Translation	9	30
Values at end of year	$ (10,983)	$ (8,475)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 229
Values at end of year	163	$ 229
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	240	79
Additions related to business combinations (note 26.2)	128	273
Additions	0	0
Derecognition	0	138
Transfers	0	0
Translation	(92)	26
Values at end of year	276	240
Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(11)	(17)
Additions	82	36
Derecognition	0	(54)
Translation	20	12
Values at end of year	$ (113)	$ (11)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	50 years	50 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 12,479
Values at end of year	29,676	$ 12,479
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	13,971	13,907
Additions related to business combinations (note 26.2)	0	0
Additions	0	64
Derecognition	0	0
Transfers	17,534	0
Translation	0	0
Values at end of year	31,505	13,971
Buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(1,492)	(1,184)
Additions	337	308
Derecognition	0	0
Translation	0	0
Values at end of year	(1,829)	(1,492)
Lands
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354
Values at end of year	2,354	2,354
Lands | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354	2,354
Additions related to business combinations (note 26.2)	0	0
Additions	0	0
Derecognition	0	0
Transfers	0	0
Translation	0	0
Values at end of year	2,354	2,354
Lands | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Derecognition	0	0
Translation	0	0
Values at end of year	0	0
Properties under construction
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	62,614
Values at end of year	59,174	62,614
Properties under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	62,614	49,803
Additions related to business combinations (note 26.2)	0	0
Additions	22,749	28,591
Derecognition	0	322
Transfers	(26,193)	(15,454)
Translation	4	(4)
Values at end of year	59,174	62,614
Properties under construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Derecognition	0	0
Translation	0	0
Values at end of year	$ 0	$ 0